Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment information
Commodity Sales										$ 439,412	$ 613,241	$ 721,663
Services										151,231	135,718	116,195
Loss on commodity derivatives, net										(1,617)	1,345	1,091
Total revenue	$ 175,872	$ 159,903	$ 152,253	$ 100,998	$ 162,826	$ 174,848	$ 227,693	$ 184,937		589,026	750,304	838,949
Cost of sales										393,351	567,682	672,948
Direct operating expenses										71,544	71,729	58,048
Corporate expenses										89,438	65,327	60,465
Depreciation, amortization and accretion expense										90,882	81,335	57,818
Loss on sale of assets, net										688	2,860	4,087
Loss on impairment of property, plant and equipment									$ 21,300	697	0	21,344
Loss on impairment of goodwill	2,700				148,500					2,654	148,488	0
Interest expense										21,433	20,077	16,497
Earnings in unconsolidated affiliates										(40,158)	(8,201)	(348)
Other (income) expense										(254)	(1,460)	1,096
Loss on extinguishment of debt										0	0	1,634
Income tax (expense) benefit										2,580	1,885	856
Loss from continuing operations	(8,413)	(5,488)	(12,156)	(17,772)	(159,311)	(15,607)	(11,977)	(12,523)		(43,829)	(199,418)	(55,496)
Loss from discontinued operations, net of tax	(12,249)	(2,310)	2,675	7,169	(11,694)	(900)	1,575	10,596		(4,715)	(423)	(24,071)
Net income (loss)										(48,544)	(199,841)	(79,567)
Net income (loss) attributable to noncontrolling interests	574	1,241	954	(3)	(63)	24	22	4		2,766	(13)	3,993
Net loss attributable to the Partnership	(21,236)	(9,039)	(10,435)	(10,600)	(170,939)	(16,532)	(10,425)	(1,932)		(51,310)	(199,828)	(83,560)
Gross margin	$ 59,396	$ 58,793	$ 59,016	$ 46,430	$ 48,176	$ 41,445	$ 44,921	$ 45,314
Liquid Pipelines and Services
Segment information
Loss on impairment of goodwill										2,654	29,896
Terminalling Services
Segment information
Loss on impairment of goodwill										0	0
Commodity derivative instruments, net
Segment information
Loss on commodity derivatives, net										(2,679)	294	(1,008)
Gain (loss) on derivatives, unrealized										10,327	86	641
Losses on commodity derivatives, net | Commodity derivative instruments, net
Segment information
Loss on commodity derivatives, net										(1,569)	1,632	734
Gain (loss) on derivatives, unrealized										(48)	(287)	357
Segment assets: | Gathering and Processing reporting segment [Member]
Segment information
Commodity Sales										91,444	107,680	148,198
Services										22,558	30,196	15,248
Loss on commodity derivatives, net										(833)	1,240	1,050
Total revenue										113,169	139,116	164,496
Cost of sales										63,832	72,960	112,719
Direct operating expenses										33,802	35,250	21,197
Gross margin										48,245	65,692	51,213
Segment assets: | Liquid Pipelines and Services
Segment information
Commodity Sales										304,502	457,448	470,936
Services										19,063	23,008	22,239
Loss on commodity derivatives, net										(341)	0	0
Total revenue										323,224	480,456	493,175
Cost of sales										293,618	454,057	468,137
Direct operating expenses										10,091	9,912	7,209
Gross margin										31,556	26,399	25,038
Segment assets: | Natural Gas Transportation Services
Segment information
Commodity Sales										21,999	23,972	70,964
Services										18,109	16,035	12,925
Loss on commodity derivatives, net										0	0	0
Total revenue										40,108	40,007	83,889
Cost of sales										21,288	21,858	70,100
Direct operating expenses										5,923	6,728	6,975
Gross margin										18,616	18,073	13,691
Segment assets: | Offshore Pipelines and Services
Segment information
Commodity Sales										6,812	13,798	20,044
Services										40,502	21,457	24,426
Loss on commodity derivatives, net										(7)	84	41
Total revenue										47,307	35,339	44,511
Cost of sales										3,049	9,914	15,133
Direct operating expenses										10,945	9,425	11,142
Gross margin										82,346	33,613	29,089
Segment assets: | Terminalling Services
Segment information
Commodity Sales										14,655	10,343	11,521
Services										50,999	45,022	41,357
Loss on commodity derivatives, net										(436)	21	0
Total revenue										65,218	55,386	52,878
Cost of sales										11,564	8,893	6,859
Direct operating expenses										10,783	10,414	11,525
Gross margin										$ 42,872	$ 36,079	$ 34,493